UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-03495

DWS Money Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2012 (Unaudited)

NY Tax Free Money Fund

	Principal Amount ($)	Value ($)
Municipal Investments 99.8%
New York 95.9%
Albany, NY, Industrial Development Agency, Albany College of Pharmacy, Series A, 0.15% *, 7/1/2038, LOC: TD Bank NA	2,100,000	2,100,000
Albany, NY, Industrial Development Agency, College of Saint Rose, Series A, 0.37% *, 7/1/2037, LOC: Bank of America NA	4,000,000	4,000,000
Bethlehem, NY, Industrial Development Agency Housing Revenue, 467 Delaware Avenue LLC Project, Series A, AMT, 0.18% *, 9/1/2033, LOC: Hudson River Bank & Trust Co.	2,800,000	2,800,000
BlackRock MuniYield New York Quality Fund, Inc., Series W-7-2477, 144A, AMT, 0.31% *, 5/1/2041, LIQ: Citibank NA	2,300,000	2,300,000
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Home Aged Project, 0.19% *, 12/1/2040, LOC: HSBC Bank U.S.A. NA	3,405,000	3,405,000
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Nursing Home, 0.19% *, 12/1/2040, LOC: HSBC Bank U.S.A. NA	2,190,000	2,190,000
New York, Long Island Power Authority, TECP, 0.12%, 5/11/2012, LOC: JPMorgan Chase Bank	3,000,000	3,000,000
New York, Nassau Health Care Corp. Revenue, 0.16% *, 8/1/2029, LOC: Wells Fargo Bank NA	2,900,000	2,900,000
New York, RBC Municipal Products, Inc. Trust, Series 0-10, 144A, AMT, 0.21% *, 10/15/2041, LIQ: Royal Bank of Canada	2,000,000	2,000,000
New York, State Dormitory Authority Revenues, State Supported Debt, City University of New York, Series C, 0.19% *, 7/1/2031, LOC: Bank of America NA	1,175,000	1,175,000
New York, State Energy Research & Development Authority, Consolidated Edison Co. of New York, Inc.:
Series A-1, 144A, 0.17% *, 5/1/2039, LOC: Mizuho Corporate Bank	2,800,000	2,800,000
Series A-2, 144A, 0.21% *, 5/1/2039, LOC: Mizuho Corporate Bank	1,000,000	1,000,000
New York, State Housing Finance Agency Revenue, 100 Maiden Lane Properties, Series A, 0.2% *, 5/15/2037, LIQ: Fannie Mae	2,875,000	2,875,000
New York, State Housing Finance Agency Revenue, 88 Leonard Street, Series B, 144A, 0.32% *, 11/1/2037, LOC: Landesbank Hessen-Thuringen (a)	1,000,000	1,000,000
New York, State Housing Finance Agency, Affordable Housing Revenue, Clinton Park Housing, Series A, 0.16% *, 11/1/2044, LOC: Wells Fargo Bank NA	1,250,000	1,250,000
New York, State Housing Finance Agency, Affordable Housing Revenue, Clinton Park Phase II, Series A-1, 0.16% *, 11/1/2049, LOC: Wells Fargo Bank NA	2,000,000	2,000,000
New York, State Housing Finance Agency, Capitol Green Apartments, Series A, AMT, 0.22% *, 5/15/2036, LIQ: Fannie Mae	1,850,000	1,850,000
New York, State Housing Finance Agency, RIP Van Winkle House LLC, Series A, 144A, AMT, 0.22% *, 11/1/2034, LIQ: Freddie Mac	3,000,000	3,000,000
New York, State Urban Development Corp. Revenue:
Series 6W, 144A, 0.18% *, 3/15/2037, LIQ: Barclays Bank PLC	2,600,000	2,600,000
Series R-11710, 144A, 0.22% *, 3/1/2028, LIQ: Citibank NA	2,000,000	2,000,000
New York, Triborough Bridge & Tunnel Authority, Series B, 5.25%, 11/15/2012	2,045,000	2,109,214
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series B-4, 0.18% *, 6/15/2045, SPA: Northern Trust Co.	1,375,000	1,375,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series R-11994, 144A, 0.19% *, 11/1/2019, LIQ: Citibank NA	1,200,000	1,200,000
Series B, 144A, 5.0%, 11/1/2012	2,195,000	2,255,051
New York, NY, General Obligation:
Series, L-3, 0.2% *, 4/1/2036, SPA: Bank of America NA	1,000,000	1,000,000
Series B2, 0.26% *, 8/15/2023, SPA: Landesbank Hessen-Thuringen	3,200,000	3,200,000
Series K, 4.0%, 8/1/2012	1,200,000	1,214,748
Series D, 5.0%, 2/1/2013	740,000	769,215
Series D, ETM, 5.0%, 2/1/2013	1,255,000	1,304,546

		60,672,774
Puerto Rico 3.9%
Commonwealth of Puerto Rico, General Obligation, Series A, 144A, Prerefunded 7/01/2012 @ 100, 5.0%, 7/1/2027	650,000	657,766
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Control Facilities, Bristol-Myers Squibb Project, AMT, 0.29% *, 12/1/2030	1,800,000	1,800,000

		2,457,766

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $63,130,540) †	99.8	63,130,540
Other Assets and Liabilities, Net	0.2	125,012

Net Assets	100.0	63,255,552

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of March 31, 2012.

† The cost for federal income tax purposes was $63,130,540.
(a) Taxable issue.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

LIQ: Liquidity Facility
LOC: Letter of Credit
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement
TECP: Tax-Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Investments(b)	$—	$63,130,540	$—	$63,130,540
Total	$—	$63,130,540	$—	$63,130,540

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2012.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	NY Tax Free Money Fund, a series of DWS Money Market Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 24, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 24, 2012